Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2017
Basic and diluted earnings per share
Basic and diluted loss per share

Note 11—Basic and diluted earnings per share

Accounting policies

Basic loss per share

        Basic loss per share is calculated as the net result for the period that is allocated to the parent company's ordinary shares, divided by the weighted average number of ordinary shares outstanding.

Diluted loss per share

        Diluted loss per share is calculated as the net result for the period that is allocated to the parent company's ordinary shares, divided by the weighted average number of ordinary shares outstanding and adjusted by the dilutive effect of potential ordinary shares.

        The loss and weighted average number of ordinary shares used in the calculation of basic and diluted loss per share are as follows:

DKK thousand	2017	2016	2015
Net loss for the year	-272,271	-153,910	-113,957
Net loss used in the calculation of basic and diluted loss per share	-272,271	-153,910	-113,957
Weighted average number of ordinary shares	27,918,271	24,873,940	23,618,752
Weighted average number of treasury shares	-64,223	-564,223	-564,223

Weighted average number of ordinary shares used in the calculation of basic and diluted loss per share	27,854,048	24,309,717	23,054,529

Basic (loss) per share (DKK)	-9.77	-6.33	-4.94

Diluted (loss) per share (DKK)	-9.77	-6.33	-4.94

        The following potential ordinary shares are antidilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted loss per share:

Potential ordinary shares excluded due to antidilutive effect related to:	2017	2016	2015

Outstanding warrants under the 2010 employee incentive program	429,784	728,629	1,055,854
Outstanding warrants under the 2015 employee incentive program	1,424,000	942,250	463,250

Total outstanding warrants, that are antidilutive	1,853,784	1,670,879	1,519,104